Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Principal Accounting Policies
Amounts of Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Cash and cash equivalents	1,420,089	705,010	96,586
Restricted cash	9,775	5,877	805
Short-term investments	119,399	375,226	51,406
Accounts receivable, net	57,682	28,542	3,910
Amounts due from related parties, net	251,235	224,734	30,788
Amounts due from the Group’s subsidiaries*	149,250	621,944	85,206
Loans receivables, net	34,987	56,674	7,764
Other current assets	81,660	154,279	21,136
Long-term investments	433,201	605,840	83,000
Investment in affiliates	852,163	729,942	100,002
Property and equipment, net	74,600	86,953	11,913
Operating lease right-of-use assets, net	10,195	3,493	479
Deferred tax assets	74,418	108,564	14,873
Other non-current assets	8,889	15,274	2,093
Total assets	3,577,543	3,722,352	509,961
Accrued payroll and welfare expenses	144,688	97,459	13,352
Income tax payable	17,007	90,665	12,421
Deferred revenues	3,672	2,166	297
Other current liabilities	164,171	142,918	19,580
Deferred tax liabilities	32,656	59,804	8,193
Other non-current liabilities	14,978	9,226	1,264
Operating lease liabilities, non-current	6,044	1,582	217
Total liabilities	383,216	403,820	55,324

*Amounts due from/to the Group’s subsidiaries are eliminated in the process of preparing the consolidated balance sheets.

	Year Ended December 31,
	(Amount in Thousands)
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Revenues:
Revenues from others
One-time commissions	365,927	371,863	44,202	6,056
Recurring service fees	50,494	4,083	21,925	3,004
Other service fees	105,612	37,251	113,089	15,493
Total revenues from others	522,033	413,197	179,216	24,553
Revenues from funds Gopher manages
One-time commissions	50,227	4,135	1,178	161
Recurring service fees	665,724	569,458	475,180	65,099
Performance-based income	51,688	10,414	22,962	3,146
Total revenues from funds Gopher manages	767,639	584,007	499,320	68,406
Total revenues(1)	1,289,672	997,204	678,536	92,959
Less: VAT related surcharges	(7,452)	(4,538)	(1,740)	(238)
Net revenues	1,282,220	992,666	676,796	92,721
Total operating cost and expenses(2)	(586,993)	(740,138)	(704,101)	(96,461)
Total other income	105,426	(11,197)	11,769	1,612
Net income (loss)	658,023	212,334	(112,011)	(15,345)
Net income (loss) attributable to Noah Holdings Limited shareholders	628,645	215,954	(122,393)	(16,768)
Cash flows provided by (used in) operating activities(3)	661,944	(7,660)	(394,848)	(54,094)
Cash flows used in investing activities	(275,289)	(131,120)	(284,130)	(38,926)
Cash flows used in financing activities	—	—	—	—
(1)	The total revenues include intragroup transactions amounted to RMB64,419, RMB19,591 and RMB99,107 for the years ended December 31, 2022, 2023 and 2024, respectively, which were eliminated in the process of preparing the consolidated statements of operations.
(2)	The total operating cost and expenses include intragroup transactions amounted to RMB264,376, RMB359,075 and RMB273,964 for the years ended December 31, 2022, 2023 and 2024, respectively, which were eliminated in the process of preparing the consolidated statements of operations.
(3)	Cash flows (used in) provided by operating activities in 2022, 2023 and 2024 include amounts due (to) from the Group’s subsidiaries of RMB(55,762), RMB149,250 and RMB647,424 (US$88,697).

Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Amounts due from related parties	23,307	20,802	2,850
Investments	562,426	498,614	68,310
Maximum exposure to loss in non-consolidated VIEs	585,733	519,416	71,160

Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders

	Years Ended December 31,
	(Amount in Thousands)
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net income attributable to Noah Holdings Limited shareholders	976,571	1,009,494	475,445	65,135
Transfers (to) from the non-controlling interests:
Decrease in Noah’s equity from divestment of non-controlling interests	(10,315)	—	—	—
Increase in Noah’s capital from contribution of non-controlling interests	—	—	86	12
Decrease in Noah’s equity from distributions to non-controlling interests	(6,500)	(16,049)	—	—
Net transfers (to) non-controlling interests	(16,815)	(16,049)	86	12
Change from net income attributable to Noah Holdings Limited shareholders and transfers (to) from non-controlling interests	959,756	993,445	475,531	65,147

Schedule of Estimated Useful Lives of Property and Equipment

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures and equipment	3 - 5 years
Motor vehicles	5 years
Software	2 - 5 years
Building improvements	10 years
Buildings	30 years

Schedule of Primary Revenue Streams from Contracts with Customers

Revenue Streams	Performance Obligation Satisfied Over Time or Point In Time	Payment Terms	Variable or Fixed Considerations
One-time commissions - Fund distribution services	Point in time	Typically paid within a month after investment product established	Fixed
One-time commissions - Insurance brokerage services	Point in time	Typically paid within a month after insurance policy issued and/or renewed	Fixed and Variable
Recurring service fees	Over time	Typically quarterly, semi-annually or annually	Variable
Performance-based income	Point in time	Typically paid shortly after the income has been determined	Variable
Lending services	Over time	Typically monthly in arrears	Fixed

Schedule of Changes of allowances for category of affected assets

	Amounts		Other	Other
	due from	Accounts	current	non-current
	related parties	receivable	assets	assets
	RMB	RMB	RMB	RMB
Balance at beginning of 2022	30,128	458	4,000	—
Provisions	544	3,905	495	—
Reversal	(5,471)	(578)	—	—
Write off	(544)	(138)	(4,495)	—
Foreign currency adjustment	1,009	—	—	—
Balance at end of 2022	25,666	3,647	—	—
Provisions	2,602	4,979	—	—
Reversal	(4,670)	(1,764)	—	—
Write off	(610)	—	—	—
Foreign currency adjustment	406	—	—	—
Balance at end of 2023	23,394	6,862	—	—
Provisions	1,829	12,768	—	13,227
Reversal	—	(5,218)	—	—
Write off	(16,427)	—	—	—
Foreign currency adjustment	(1,312)	2,787	—	204
Balance at end of 2024	7,484	17,199	—	13,431